Convertible Notes - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Apr. 17, 2018 CNY (¥)	Apr. 17, 2018 USD ($) $ / shares
Convertible Notes [Line Item]
Aggregate principal amount		¥ 240,212	$ 34,937	¥ 219,699
Initial offering period	no qualified IPO were to occur within two years of the issue date, the outstanding obligation at their principal amount
Percentage of internal rate of return	8.00%
Simple interest on principal		15.00%	15.00%
Interest on internal rate of return per annum	15.00%
Debt issuance costs		¥ 8,436	$ 1,227	¥ 8,436
Derivative liability			3,224
Change in fair value of current earnings	$ 3,224
Debt issuance costs, net		¥ 8,436	$ 1,275
Effective interest rate		4.69%	4.69%
BCF
Convertible Notes [Line Item]
Issuance price | $ / shares			$ 11.76
Fair value per ordinary share | $ / shares			$ 9.87
Zero Coupon Convertible Notes (the “Convertible Notes”) Due 2021
Convertible Notes [Line Item]
Conversion price per share | $ / shares					$ 11.76
Debt issuance costs			$ 1,275
Zero Coupon Convertible Notes (the “Convertible Notes”) Due 2021 | Existing Investor
Convertible Notes [Line Item]
Aggregate principal amount					$ 35,000